SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) - CNY (¥)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Intangible assets
Intangible assets with indefinite useful lives	¥ 0
Impairment of long-lived assets, excluding goodwill
Impairment loss of intangible assets	0	¥ 310,153	¥ 12,009,457
Goodwill
Goodwill impairment loss	¥ 0	¥ 0	¥ 0
Minimum
Intangible assets
Estimated useful lives	5 years
Maximum
Intangible assets
Estimated useful lives	12 years